Company Details	12 Months Ended
Jun. 30, 2023
Company Details [Abstract]
Company Details

Note 23. Company Details

The registered office of the Company is:

Level 3, 62 Lygon Street, Carlton, Victoria, Australia 3053.

The principal place of business of the Company is:

Unit 10, 25-37 Chapman Street, Blackburn, Victoria, Australia 3130.

Australian Disclosure Requirements

All press releases, financial reports and other information are available using the stock code IMC on the Australian Stock Exchange website: www2.asx.com.au.

Australian Disclosure Requirements

Directors’ Declaration

In the directors’ opinion:

(a)  the financial statements and Notes set out on pages F-1 to F-45 are in accordance with the Corporations Act 2001, including:

(i) Complying with Accounting Standards, the Corporations Regulations 2001 and other mandatory professional reporting requirements, and

(ii) Giving a true and fair view of the consolidated entity’s financial position as at June 30, 2023 and of its performance for the fiscal year ended on that date, and

(b) There are reasonable grounds to believe that the Company will be able to pay its debts as and when they become due and payable.

Note 1 ‘Basis of preparation’ confirms that the financial statements also comply with International Financial Reporting Standards as issued by the International Accounting Standards Board.

The directors have been given the declarations by the chief executive officer and chief financial officer required by section 295A of the Corporations Act 2001.

This declaration is made in accordance with a resolution of the directors.